Schedule of Investments (unaudited) June 30, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	52,582	$19,188,224
Northrop Grumman Corp.	30,498	9,376,305

		28,564,529

Air Freight & Logistics — 0.4%
United Parcel Service Inc., Class B	98,900	10,995,702

Automobiles — 1.3%
Tesla Inc.(a)	31,425	33,933,029

Beverages — 2.2%
Coca-Cola Co. (The)	482,230	21,546,036
Monster Beverage Corp.(a)	78,350	5,431,222
PepsiCo Inc.	216,500	28,634,290

		55,611,548

Biotechnology — 3.7%
AbbVie Inc.	351,908	34,550,327
Amgen Inc.	125,088	29,503,256
Biogen Inc.(a)	10,467	2,800,446
Regeneron Pharmaceuticals Inc.(a)	20,545	12,812,889
Vertex Pharmaceuticals Inc.(a)	55,149	16,010,306

		95,677,224

Capital Markets — 0.9%
Intercontinental Exchange Inc.	40,374	3,698,258
Moody’s Corp.	34,497	9,477,361
S&P Global Inc.	30,187	9,946,013

		23,121,632

Chemicals — 0.5%
Air Products & Chemicals Inc.	5,915	1,428,236
Ecolab Inc.	10,528	2,094,546
Sherwin-Williams Co. (The)	17,500	10,112,375

		13,635,157

Commercial Services & Supplies — 0.1%
Waste Management Inc.	11,569	1,225,273

Entertainment — 1.8%
Activision Blizzard Inc.	64,058	4,862,002
Electronic Arts Inc.(a)	8,422	1,112,125
Netflix Inc.(a)	90,374	41,123,785

		47,097,912

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	93,734	24,233,988
Crown Castle International Corp.	82,361	13,783,113
Equinix Inc.	18,673	13,114,048
Public Storage	20,895	4,009,542
SBA Communications Corp.	3,168	943,811

		56,084,502

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	82,802	25,106,394
Sysco Corp.	73,271	4,004,993

		29,111,387

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	141,051	12,896,293
Baxter International Inc.	45,317	3,901,794
DexCom Inc.(a)	19,523	7,914,624
Edwards Lifesciences Corp.(a)	130,987	9,052,511
Intuitive Surgical Inc.(a)	24,593	14,013,829

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	23,993	$4,323,299

		52,102,350

Health Care Providers & Services — 2.6%
Anthem Inc.	13,781	3,624,127
Centene Corp.(a)	35,979	2,286,466
Cigna Corp.(a)	20,763	3,896,177
HCA Healthcare Inc.	29,490	2,862,299
Humana Inc.	10,696	4,147,374
UnitedHealth Group Inc.	166,911	49,230,400

		66,046,843

Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	29,799	1,357,047
McDonald’s Corp.	22,622	4,173,080
Starbucks Corp.	143,308	10,546,036
Yum! Brands Inc.	4,797	416,907

		16,493,070

Household Products — 1.1%
Procter & Gamble Co. (The)	231,491	27,679,379

Industrial Conglomerates — 0.5%
3M Co.	78,812	12,293,884
Roper Technologies Inc.	3,046	1,182,640

		13,476,524

Insurance — 0.8%
Aon PLC, Class A	48,703	9,380,198
Marsh & McLennan Companies Inc.	83,522	8,967,757
Progressive Corp. (The)	35,759	2,864,653

		21,212,608

Interactive Media & Services — 9.9%
Alphabet Inc., Class A(a)	49,504	70,199,147
Alphabet Inc., Class C, NVS(a)	48,865	69,076,053
Facebook Inc., Class A(a)	510,298	115,873,367

		255,148,567

Internet & Direct Marketing Retail — 10.5%
Amazon.com Inc.(a)	90,110	248,597,270
Booking Holdings Inc.(a)	8,682	13,824,696
eBay Inc.	129,529	6,793,796

		269,215,762

IT Services — 8.6%
Accenture PLC, Class A	135,452	29,084,253
Automatic Data Processing Inc.	78,528	11,692,034
Cognizant Technology Solutions Corp., Class A	8,160	463,651
Fiserv Inc.(a)	34,976	3,414,357
Mastercard Inc., Class A	187,479	55,437,540
PayPal Holdings Inc.(a)	249,568	43,482,233
Square Inc., Class A(a)	76,717	8,050,682
Visa Inc., Class A	358,810	69,311,328

		220,936,078

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	31,168	11,543,069
Thermo Fisher Scientific Inc.	49,265	17,850,680

		29,393,749

Machinery — 0.2%
Illinois Tool Works Inc.	29,622	5,179,407

Media — 0.6%
Charter Communications Inc., Class A(a)	28,698	14,637,128

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.4%
Dollar General Corp.	53,458	$10,184,284

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	42,192	7,960,787

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	174,645	10,269,126
Eli Lilly & Co.	179,000	29,388,220
Johnson & Johnson	75,090	10,559,907
Merck & Co. Inc.	469,219	36,284,705
Zoetis Inc.	91,400	12,525,456

		99,027,414

Road & Rail — 0.8%
Uber Technologies Inc.(a)	222,789	6,924,282
Union Pacific Corp.	73,576	12,439,494

		19,363,776

Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices Inc.(a)	230,420	12,122,396
Analog Devices Inc.	9,481	1,162,750
Applied Materials Inc.	194,667	11,767,620
Broadcom Inc.	78,638	24,818,939
Lam Research Corp.	30,798	9,961,921
NVIDIA Corp.	125,452	47,660,469
Qualcomm Inc.	239,165	21,814,240
Texas Instruments Inc.	97,143	12,334,247

		141,642,582

Software — 18.8%
Adobe Inc.(a)	102,228	44,500,871
Atlassian Corp. PLC, Class A(a)	26,515	4,779,859
Autodesk Inc.(a)	31,023	7,420,391
Intuit Inc.	53,540	15,858,013
Microsoft Corp.	1,591,391	323,863,982
Oracle Corp.	369,091	20,399,659
salesforce.com Inc.(a)	170,611	31,960,559
ServiceNow Inc.(a)	40,379	16,355,918
VMware Inc., Class A(a)	16,762	2,595,763
Workday Inc., Class A(a)	36,414	6,822,527
Zoom Video Communications Inc., Class A(a)	35,483	8,996,360

		483,553,902

Specialty Retail — 2.6%
Home Depot Inc. (The)	114,141	28,593,462
Lowe’s Companies Inc.	160,613	21,702,029
Ross Stores Inc.	59,983	5,112,951
TJX Companies Inc. (The)	206,215	10,426,230

		65,834,672

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 12.4%
Apple Inc.	869,170	$317,073,216
Dell Technologies Inc., Class C(a)(b)	1,980	108,781

		317,181,997

Textiles, Apparel & Luxury Goods — 1.0%
Nike Inc., Class B	257,408	25,238,854

Tobacco — 0.3%
Altria Group Inc.	172,293	6,762,500

Total Common Stocks — 99.8% (Cost: $1,837,910,852)		2,563,330,128

Rights

Wireless Telecommunication Services — 0.0%
T-Mobile U.S. Inc., (Expires 07/27/20)(a)	31,548	5,300

Total Rights — 0.0% (Cost: $11,673)		5,300

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.52%(c)(d)(e)	80,774	80,879
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.13%(c)(d)	3,726,000	3,726,000

		3,806,879

Total Short-Term Investments — 0.2% (Cost: $3,806,755)		3,806,879

Total Investments in Securities — 100.0% (Cost: $1,841,729,280)		2,567,142,307

Other Assets, Less Liabilities — 0.0%		886,221

Net Assets — 100.0%		$2,568,028,528

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) June 30, 2020	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended June 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/20	Net Activity	Shares Held at 06/30/20	Value at 06/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,966,250	(8,885,476)	80,774	$80,879	$19,264	(b)	$7,353	$(7,030)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,976,000	750,000	3,726,000	3,726,000	2,199		—	—

				$3,806,879	$21,463		$7,353	$(7,030)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	29	09/18/20	$4,481	$55,567

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,563,330,128	$—	$—	$2,563,330,128
Rights	5,300	—	—	5,300
Money Market Funds	3,806,879	—	—	3,806,879

	$2,567,142,307	$—	$—	$2,567,142,307

Derivative financial instruments(a)
Assets
Futures Contracts	$55,567	$—	$—	$55,567

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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